INVESTMENT PROPERTIES - Narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Disclosure of detailed information about investment property [line items]
Additions other than through business combinations, investment property	$ 3,100
Dispositions	(3,665)
Acquisitions through business combinations, investment property	$ 211